Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net Income	$ 1,255,623	$ 1,326,977	$ 1,177,262
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	648,225	602,896	557,283
Investment in equity method investees, net	2,335	22,512	(30,959)
Change in deferred taxes, net	15,913	75,170	159,181
(Gain) loss on sale of investments	(9,426)	(36,224)	(7,679)
(Gain) loss on sale of fixed assets	(23,558)	6,700	(1,306)
Investment gain	0	139,600
Stock Option Compensation Expense	13,593	26,476	29,071
Cash outflow from hedging	(4,073)	(13,947)	(58,113)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(41,280)	(43,344)	(252,794)
Inventories, net	(54,918)	(48,279)	(151,890)
Prepaid expenses, other current and non-current assets	67,875	88,413	(130,858)
Accounts receivable, related parties	(10,968)	(25,859)	(11,669)
Accounts payable, related parties	(3,743)	10,064	(4,495)
Accounts payable, accrued expenses and other current and non-current liabilities	215,264	225,586	132,406
Income tax payable	(36,057)	(38,478)	41,042
Net cash provided by (used in) operating activities	2,034,805	2,039,063	1,446,482
Investing Activities:
Purchases of property, plant and equipment	(747,938)	(675,310)	(597,855)
Proceeds from sale of property, plant and equipment	19,847	9,667	27,325
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(495,725)	(1,878,908)	(1,785,329)
Proceeds from divestitures	18,276	263,306	9,990
Net cash (used in) provided by investing activities	(1,205,540)	(2,281,245)	(2,345,869)
Effect of exchange rate changes on cash and cash equivalents	(26,488)	4,590	40,650
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(5,263)	230,748	(65,578)
Cash and cash equivalents at beginning of period	688,040	457,292	522,870
Cash and cash equivalents at end of period	682,777	688,040	457,292
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	381,603	174,391	189,987
Repayments of short-term borrowings and other financial liabilities	(397,682)	(163,059)	(248,821)
Proceeds from short-term borrowings from related parties	18,593	39,829	146,872
Repayments of short-term borrowings from related parties	(18,228)	(64,112)	(127,015)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $178,593 in 2012 and $127,854 in 2011)	441,278	4,750,730	2,706,105
Repayments of long-term debt and capital lease obligations	(617,499)	(3,589,013)	(957,235)
Redemption of Trust Preferred Securities		0	653,760
Increase (decrease) of accounts receivable securitization program	189,250	(372,500)	24,500
Proceeds from exercise of stock options	111,300	121,126	94,893
Proceeds from conversion of preference shares into ordinary shares	34,784
Purchase of treasury stock	(505,014)
Payment of dividends [N]	(296,134)	(271,733)	(280,649)
Distributions to Noncontrolling interests	(216,758)	(195,023)	(129,542)
Contributions from noncontrolling interests	66,467	37,704	27,824
Net cash (used in) provided by financing activities	$ (808,040)	$ 468,340	$ 793,159